COMMITMENT AND CONTINGENCIES (Details Narrative) ₪ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Feb. 22, 2021 USD ($)	Feb. 22, 2021 ILS (₪)	Oct. 22, 2020 USD ($)	Oct. 22, 2020 ILS (₪)	May 24, 2020 USD ($)	May 24, 2020 ILS (₪)	Aug. 15, 2019 USD ($)	Aug. 15, 2019 ILS (₪)	Oct. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Liability Contingency [Line Items]
Operating lease expense										$ 912	$ 469
Bank Guarantee [Member]
Product Liability Contingency [Line Items]
Office lease										17
Yaniv Aharon [Member]
Product Liability Contingency [Line Items]
Bonus amount	$ 148	₪ 500
Between NIS2M to NIS6M (between $0.6M to $1.78M) [Member] | Yaniv Aharon [Member]
Product Liability Contingency [Line Items]
Annual compensation percentage	2.50%	2.50%
Above NIS6M (above $1.78M) [Member] | Yaniv Aharon [Member]
Product Liability Contingency [Line Items]
Annual compensation percentage	2.00%	2.00%
Above NIS10M (above $2.97M [Member] | Yaniv Aharon [Member]
Product Liability Contingency [Line Items]
Annual compensation percentage	1.00%	1.00%
Lease Agreement [Member]
Product Liability Contingency [Line Items]
Lessee, operating lease, term of contract							1 year	1 year
Payment for rent					$ 3		$ 2
Lease Agreement [Member] | NIS [Member]
Product Liability Contingency [Line Items]
Payment for rent | ₪						₪ 9		₪ 8
New Lease Agreement [Member]
Product Liability Contingency [Line Items]
Lessee, operating lease, term of contract			24 months	24 months
Payment for rent			$ 19	₪ 65
Operating lease expense										$ 57	$ 59
New Lease Agreement [Member] | Capital Market Moduls Ltd [Member]
Product Liability Contingency [Line Items]
Payment for rent			$ 5
Agreement term									24 months
Lessee operating lease interest rate			3.60%	3.60%
New Lease Agreement [Member] | Yetsira Holdings Ltd [Member]
Product Liability Contingency [Line Items]
Operating lease expense			$ 16	₪ 55
New Lease Agreement [Member] | Parking [Member]
Product Liability Contingency [Line Items]
Payment for rent			$ 214	₪ 750
Non-Competition Clauses [Member]
Product Liability Contingency [Line Items]
Percentage of compensation on monthly salary										50.00%